Debt Maturing Within One Year (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Short-term Debt [Line Items]
Long-term debt maturing within one year	$ 2,397	$ 3,486
Short-term notes payable	319
Commercial paper and other	19	447
Total debt maturing within one year	$ 2,735	$ 3,933